Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 7,736
Foreign currency adjustments and other		(156)
Ending balance		7,756	$ 7,736
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		11,545	11,237
Acquisitions		2
Additions		861	725
Disposals		(7)	(257)
Foreign currency adjustments and other		(255)	(160)
Ending balance		12,146	11,545
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(3,809)	(3,403)
Amortization		742	749
Disposals		5	246
Foreign currency adjustments and other			(97)
Ending balance		(4,390)	(3,809)
Fund management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		4,415
Ending balance		4,415	4,415
Fund management contracts [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		4,415	4,415
Ending balance		4,415	4,415
Indefinite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		166
Ending balance		166	166
Indefinite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		166	166
Ending balance		166	166
Finite life intangible assets [member] | Indefinite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance		594
Computer software [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	2,410
Ending balance		2,581	2,410	[1]
Computer software [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		4,991	4,525
Acquisitions		2
Additions		861	723
Disposals		(7)	(198)
Foreign currency adjustments and other		(149)	(59)
Ending balance		5,698	4,991
Computer software [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(2,581)	(2,169)
Amortization		639	625
Disposals		5	191
Foreign currency adjustments and other		(98)	(22)
Ending balance		(3,117)	(2,581)
Other intangible assets [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		745
Ending balance			745
Other intangible assets [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,973	2,131
Additions			2
Disposals			(59)
Foreign currency adjustments and other		(106)	(101)
Ending balance		1,867	1,973
Other intangible assets [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,228)	(1,234)
Amortization		103	124
Disposals			55
Foreign currency adjustments and other		(58)	(75)
Ending balance		$ (1,273)	$ (1,228)

[1]	Computer software comprises of purchased software of $380 (2020 – $507), internally generated software of $1,405 (2020 – $1,337), and in process software not subject to amortization of $797 (2020 – $566).